Apr. 05, 2016
UBS Municipal Bond Fund
UBS Municipal Bond Fund
The UBS Funds

UBS Municipal Bond Fund

Prospectus Supplement

April 5, 2016

Dear Investor,

The purpose of this supplement to the Prospectus of the UBS Municipal Bond Fund series (the "Fund") of The UBS Funds dated October 28, 2015, as supplemented, is to provide you with updated information regarding the Fund.

Effective June 1, 2016, the Prospectus is hereby supplemented accordingly as shown below.

The section captioned “Fees and expenses” and sub-captioned “Annual fund operating expenses” on page 13 of the Prospectus is revised by replacing footnote 1 to the fee table in its entirety with the following:

Purchases of $500,000 or more that were not subject to a front-end sales charge are subject to a 0.75% CDSC if sold within one year of the purchase date.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.